INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2024	2023
Lumax	519	563
Ituran MOB	-	151
	519	714

B.	Investment in other companies

During 2023, the Company made additional investments in two Israeli startups, In an amount of US$ 0.48 million.